Long-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2021
Long-term Investments
Fair Value	$ 118,268	$ 239,550
INMYSHOW
Long-term Investments
Fair value change gain (loss)	9,100	(142,700)
Didi
Long-term Investments
Fair Value	118,268	95,213	$ 142,000
Showworld
Long-term Investments
Fair Value		144,337
Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment	25,700	63,500
Equity Method Investment
Long-term Investments
Fair Value	$ 23,100	$ 53,900